UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2006

NJS-QTLY-0406

1.814343.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount	Value
Delaware/New Jersey - 1.1%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	$17,825,000	$17,825,000
New Jersey - 65.2%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 3.24%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,840,000	4,840,000
Burlington County Gen. Oblig. BAN Series A, 3.5% 3/2/06	10,400,000	10,400,077
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 3.22%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,565,000	8,565,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,155,000	8,155,000
Chester Township Gen. Oblig. BAN 3.5% 3/30/06	5,714,000	5,717,577
Clark County School District Participating VRDN Series Clipper 05 33, 3.22% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,100,000	10,100,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 25, 3.22% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	6,700,000	6,700,000
East Brunswick Township Gen. Oblig. BAN 3.75% 5/12/06	3,000,000	3,005,350
East Windsor Township Gen. Oblig. BAN 4.3% 12/1/06	8,993,996	9,056,880
Essex County Impt. Auth. Rev. Participating VRDN:
Series BS 216, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,675,000	10,675,000
Series MS 966 D, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	11,555,000	11,555,000
Florham Park Gen. Oblig. BAN 3.75% 5/12/06	6,174,000	6,184,291
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	22,000,000	22,000,000
Series PT 1916, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,865,000	7,865,000
Series TOC 05 RR, 3.21% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	12,000,000	12,000,000
Haledon Gen. Oblig. BAN 3.75% 4/28/06	7,926,000	7,937,134
Holmdel Township Gen. Oblig. BAN 4.25% 11/22/06	8,114,500	8,164,844
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$1,800,000	$1,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Int'l. Processing Corp. Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(d)	400,000	400,000
(The Morris Museum, Inc. Proj.) 3.18%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MS 1202X, 3.24% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,200,000	3,200,000
Series MS 98 161, 3.24% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 04 18 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series EGL 20040012 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(e)	9,000,000	9,000,000
Series FRRI 01 N10, 3.23% (Liquidity Facility Bank of New York, New York) (a)(e)	7,150,000	7,150,000
Series MACN 05 H, 3.21% (Liquidity Facility Bank of America NA) (a)(e)	3,030,000	3,030,000
Series Merlots 04 B14, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,490,000	8,490,000
Series Merlots A41, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,285,000	1,285,000
Series MS 05 1250, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	12,575,000	12,575,000
Series MS 1149, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	2,046,000	2,046,000
Series MSTC 9057, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,990,000	6,990,000
Series MT 14, 3.21% (Liquidity Facility BNP Paribas SA) (a)(e)	15,660,000	15,660,000
Series MT 34, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,500,000	7,500,000
Series PA 1239, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Series PA 1253, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,610,000	8,610,000
Series Putters 502, 3.22% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	10,750,000	10,750,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series Putters 785Z, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$7,370,000	$7,370,000
Series Putters 883T, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,770,000	10,770,000
Series ROC II R 330, 3.22% (Liquidity Facility Citibank NA) (a)(e)	1,500,000	1,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.26%, LOC Wachovia Bank NA, VRDN (a)(d)	3,870,000	3,870,000
(Jewish Home at Rockleigh Proj.) Series B, 3.22%, LOC Allied Irish Banks PLC, VRDN (a)	4,700,000	4,700,000
(LPS Inds. Proj.) 3.26%, LOC Wachovia Bank NA, VRDN (a)(d)	7,275,000	7,275,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.22%, LOC Fannie Mae, VRDN (a)(d)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.23%, LOC Citibank NA, New York, VRDN (a)(d)	30,300,000	30,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2001 A, 3.14%, LOC Wachovia Bank NA, VRDN (a)(d)	9,300,000	9,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PT 2071, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,335,000	10,335,000
(United Wtr., Inc. Proj.) Series 1996 C, 3.07% (AMBAC Insured), VRDN (a)(d)	2,135,000	2,135,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2005 A, 4% 9/1/06	3,000,000	3,016,093
Participating VRDN:
Series EGL 720050059, 3.22% (Liquidity Facility Citibank NA) (a)(e)	3,810,000	3,810,000
Series Putters 801, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,775,000	2,775,000
Series ROC II R2191, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,705,000	5,705,000
Series ROC II R295, 3.22% (Liquidity Facility Citibank NA) (a)(e)	4,995,000	4,995,000
Series ROC II R464, 3.23% (Liquidity Facility Citibank NA) (a)(e)	4,000,000	4,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 3.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,980,000	3,980,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.:
Participating VRDN:
Series FRRI L8, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$9,950,000	$9,950,000
Series Macon 04 F, 3.21% (Liquidity Facility Bank of America NA) (a)(e)	4,635,000	4,635,000
Series MS 1196, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	3,720,000	3,720,000
Series MSTC 01 174, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,700,000	12,700,000
Series PT 2509, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	18,365,000	18,365,000
Series PT 3272, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,470,000	6,470,000
TRAN:
Series 2005 A, 4% 6/23/06	5,000,000	5,011,400
4.5% 6/23/06	54,600,000	54,824,486
New Jersey Health Care Facilities Fing. Auth. Participating VRDN Series Putters 1063, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,805,000	5,805,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series MT 24, 3.21% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	6,275,000	6,275,000
Series MT 25, 3.21% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	6,460,000	6,460,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.16%, LOC JPMorgan Chase Bank, VRDN (a)	6,925,000	6,925,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.25% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,785,000	5,785,000
Series Merlots 00 A2, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,055,000	1,055,000
Series PT 1289, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,570,000	1,570,000
(Single Family Hsg. Proj.):
Series 2005 O, 3.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	15,000,000	15,000,000
Series 2005 Q, 3.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	34,070,000	34,070,000
Series 2005 R, 3.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	28,610,000	28,610,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$2,600,000	$2,600,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.19% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	29,240,000	29,240,000
Series IXIS 05 14, 3.22% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	5,725,000	5,725,000
Series LB 05 K9, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	7,505,000	7,505,000
Series Merlots 00 EEE, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,980,000	3,980,000
Series MS 995, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)(g)	10,449,000	10,449,000
Series PA 613, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000,000	2,000,000
Series PA 670, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,345,000	2,345,000
Series PT 2096, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,855,000	2,855,000
Series PT 2105, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,060,000	5,060,000
Series PT 2129, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,675,000	3,675,000
Series PT 2493, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,940,000	9,940,000
Series PT 3194, 3.21% (Liquidity Facility DEPFA BANK PLC) (a)(e)	11,990,000	11,990,000
Series ROC II R323, 3.22% (Liquidity Facility Citibank NA) (a)(e)	9,495,000	9,495,000
Series ROC II R4017, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	11,160,000	11,160,000
Series ROC II R4032, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,795,000	2,795,000
Series ROC II R6042, 3.22% (Liquidity Facility Citibank NA) (a)(e)	4,775,000	4,775,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 3.22% (Liquidity Facility Citibank NA, New York) (a)(e)	17,100,000	17,100,000
Series EGL 720050001 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(e)	13,500,000	13,500,000
Series IXIS 05 6, 3.21% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series MS 00 224, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	$9,000,000	$9,000,000
Series MS 963D, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	12,390,000	12,390,000
Series MS 98 54, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	10,455,000	10,455,000
Series PA 958P, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000,000	2,000,000
Series PT 1204, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500,000	3,500,000
Series PT 1723, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,400,000	2,400,000
Series PT 1751, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000,000	3,000,000
Series PT 1926, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,315,000	8,315,000
Series PT 2362A, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	2,370,000	2,370,000
Series PT 2363A, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,980,000	1,980,000
Series PT 2402, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,860,000	7,860,000
Series PT 2488, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	980,000	980,000
Series PT 2489, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,985,000	2,985,000
Series PT 2492, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000,000	3,000,000
Series PT 2500, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	16,640,000	16,640,000
Series PT 2572, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,795,000	3,795,000
Series PT 2711, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,970,000	5,970,000
Series Putters 1144, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	995,000	995,000
Series Putters 1149, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,765,000	5,765,000
Series Putters 1166, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585,000	1,585,000
Series Putters 503, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,695,000	2,695,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series Putters 725, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$6,540,000	$6,540,000
Series Putters 818, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	21,490,000	21,490,000
Series Putters 820, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,735,000	10,735,000
Series ROC II R146, 3.22% (Liquidity Facility Citibank NA) (a)(e)	7,495,000	7,495,000
Series ROC II R2103, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,610,000	5,610,000
Series ROC II R447, 3.22% (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series Stars 116, 3.21% (Liquidity Facility BNP Paribas SA) (a)(e)	7,845,000	7,845,000
Series Stars 129, 3.21% (Liquidity Facility BNP Paribas SA) (a)(e)	6,525,000	6,525,000
New Jersey Transit Corp. Ctfs. of Prtn. Participating VRDN Series ROC II R3045, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,670,000	2,670,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,180,000	2,180,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	6,700,000	6,730,362
North Caldwell Gen. Oblig. BAN 4.25% 9/6/06	5,383,927	5,415,824
Passaic County Gen. Oblig. BAN 4% 6/14/06	8,800,000	8,817,985
Princeton Township Gen. Oblig. BAN 4% 3/30/06	10,479,000	10,485,662
Ridgefield Gen. Oblig. BAN 4% 10/20/06	8,306,000	8,351,228
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 3.21% (Liquidity Facility Morgan Stanley) (a)(e)	3,312,000	3,312,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 3.9%, VRDN (a)	4,800,000	4,800,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1285, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,100,000	5,100,000
Series PA 1350, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,300,000	2,300,000
Trenton Gen. Oblig. BAN 4% 10/13/06	16,230,000	16,310,796
Union City Gen. Oblig. BAN 4% 5/17/06	6,943,500	6,957,708
Union Township Gen. Oblig. BAN 4.25% 1/11/07	5,714,000	5,756,115
		1,064,445,812
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 4.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	$5,900,000	$5,900,000
Series Merlots 00 K, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(e)	15,265,000	15,265,000
Series MS 00 396, 3.2% (Liquidity Facility Morgan Stanley) (a)(e)	11,510,000	11,510,000
Series PA 606, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,495,000	9,495,000
Series PA 611, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995,000	9,995,000
Series PA 965R, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,210,000	4,210,000
Series SG 53, 3.21% (Liquidity Facility Societe Generale) (a)(e)	12,940,000	12,940,000
		69,315,000
New York & New Jersey - 16.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 01 701, 3.2% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,995,000	4,995,000
Series PA 1038R, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995,000	4,995,000
Series PA 1171R, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,100,000	5,100,000
Series PA 1251, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600,000	4,600,000
Series PA 1332, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,895,000	5,895,000
Series PT 1269, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,805,000	9,805,000
Series PT 2698, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,745,000	7,745,000
Series PT 3177, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,565,000	6,565,000
Series PT 870, 3.23% (Liquidity Facility DEPFA BANK PLC) (a)(d)(e)	2,300,000	2,300,000
Series PT 984, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,870,000	7,870,000
Series Putters 153, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 177, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$7,000,000	$7,000,000
Series ROC II R373, 3.22% (Liquidity Facility Citibank NA) (a)(e)	5,620,000	5,620,000
Series ROC II R43, 3.26% (Liquidity Facility Citibank NA) (a)(d)(e)	7,015,000	7,015,000
Series SG 96 52, 3.23% (Liquidity Facility Societe Generale) (a)(d)(e)	19,465,000	19,465,000
Series 1991 3, 3.26%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1991, 3.26%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1992, 3.23%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 4, 3.26%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 1995, 3.26%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series A:
3.04% 3/7/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	12,000,000	12,000,000
3.08% 3/8/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	4,000,000	4,000,000
3.15% 3/7/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	3,200,000	3,200,000
3.15% 3/7/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,750,000	2,750,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MS 00 331, 3.2% (Liquidity Facility Morgan Stanley) (a)(d)(e)	18,830,000	18,830,000
Series MS 98 157, 3.23% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,160,000	3,160,000
Series PA 1258, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,500,000	3,500,000
Series Putters 192, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	21,695,000	21,695,000
Series Putters 278, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	18,435,000	18,435,000
Series 1R, 3.03% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)(d)	11,200,000	11,200,000
Series 6, 2.99%, VRDN (a)(d)	19,200,000	19,200,000
		264,240,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 3.4%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 00 EE, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(e)	$1,080,000	$1,080,000
Series Merlots 03 A44, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,960,000	2,960,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	10,800,000	10,855,140
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series LB 04 L28, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,975,000	9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series MACN 05 N, 3.18% (Liquidity Facility Bank of America NA) (a)(e)	4,100,000	4,100,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series PT 2881, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,000,000	7,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 04 1228, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	7,000,000	7,000,000
Series Putters 147, 3.17% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,560,000	1,560,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 04 1221, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	5,510,000	5,510,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 787, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	6,000,000	6,000,000
		56,040,140
Municipal Securities - continued
	Shares	Value
Other - 4.4%
Fidelity Municipal Cash Central Fund, 3.16% (b)(c)	71,853,700	$71,853,700
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $1,543,719,652)		1,543,719,652
NET OTHER ASSETS - 5.5%		90,188,256
NET ASSETS - 100%		$1,633,907,908
Security Type Abbreviations
BAN-BOND ANTICIPATION NOTE
CP-COMMERCIAL PAPER
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)Provides evidence of ownership in one or more underlying municipal bonds.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1991 3, 3.26%, VRDN	12/3/03	$9,800,000
1991, 3.26%, VRDN	6/18/91	$8,800,000
1992, 3.23%, VRDN	2/14/92	$6,800,000
1995 4, 3.26%, VRDN	8/9/02	$10,500,000
1995, 3.26%, VRDN	9/15/95	$9,400,000
(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$304,749
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,543,719,652.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

February 28, 2006

SNJ-QTLY-0406

1.814103.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
Delaware/New Jersey - 0.5%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	$4,965,000	$4,965,000
New Jersey - 71.1%
Atlantic Highlands Gen. Oblig. BAN 4.5% 2/20/07	6,230,000	6,290,443
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	2,160,000	2,160,000
Burlington County Gen. Oblig. BAN Series A, 3.5% 3/2/06	5,400,000	5,400,040
Carteret Gen. Oblig. BAN 4% 10/26/06	11,014,500	11,073,929
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	5,200,000	5,200,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,350,000	9,350,000
Cedar Grove Township Gen. Oblig. BAN 4.5% 2/27/07	7,452,000	7,525,721
Clark County School District Participating VRDN Series Clipper 05 33, 3.22% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	5,320,000	5,320,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 25, 3.22% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	5,513,000	5,513,000
Cumberland County Gen. Oblig. BAN 3.75% 5/16/06	10,500,000	10,518,256
Essex County Impt. Auth. Rev. Participating VRDN:
Series Merlots 04 C41, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,790,000	7,790,000
Series MT 18, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,900,000	5,900,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,000,000	3,000,000
Series MS 860, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	1,495,000	1,495,000
Series TOC 05 RR, 3.21% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	4,000,000	4,000,000
Jefferson Township Gen. Oblig. BAN 4.25% 2/2/07	5,175,300	5,217,926
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill Apts. Proj.) Series 2000 A, 3.2%, LOC Fannie Mae, VRDN (c)	12,980,000	12,980,000
Lakewood Township Gen. Oblig. BAN 4.5% 3/2/07 (b)	6,260,000	6,322,287
Lincoln Park Gen. Oblig. BAN 4.5% 2/28/07	8,000,000	8,079,382
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Montclair Township Gen. Oblig. BAN:
3.5% 3/17/06	$8,000,000	$8,003,281
3.75% 5/25/06	8,865,000	8,886,262
Mount Laurel Township Gen. Oblig. BAN 4% 11/3/06	8,372,250	8,411,401
New Jersey Ctfs. of Prtn. Participating VRDN:
Series LB 04 L26, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,385,000	5,385,000
Series PT 2291, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,960,000	1,960,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 20040012 Class A, 3.22% (Liquidity Facility Citibank NA) (c)(f)	2,385,000	2,385,000
Series EGL 720050002 Class A, 3.22% (Liquidity Facility Citibank NA) (c)(f)	2,600,000	2,600,000
Series MACN 06 B, 3.21% (Liquidity Facility Bank of America NA) (c)(f)	2,665,000	2,665,000
Series Merlots 04 B14, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,000,000	6,000,000
Series Merlots A41, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,770,000	6,770,000
Series MS 05 1250, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	9,000,000	9,000,000
Series MS 1149, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	2,500,000	2,500,000
Series MSCO 01 572, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	10,861,500	10,861,500
Series MSTC 9057, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	3,000,000	3,000,000
Series MT 34, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,495,000	3,495,000
Series Putters 785Z, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000,000	1,000,000
Series ROC II R203, 3.22% (Liquidity Facility Citibank NA) (c)(f)	3,370,000	3,370,000
Series ROC II R2087, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	8,700,000	8,700,000
Series ROC II R298, 3.22% (Liquidity Facility Citibank NA) (c)(f)	12,025,000	12,025,000
(Jewish Home at Rockleigh Proj.) Series B, 3.22%, LOC Allied Irish Banks PLC, VRDN (c)	3,600,000	3,600,000
(The Hun School of Princeton Proj.) 3.18%, LOC Allied Irish Banks PLC, VRDN (c)	10,845,000	10,845,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059, 3.22% (Liquidity Facility Citibank NA) (c)(f)	$1,400,000	$1,400,000
Series PA 1325, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,000,000	2,000,000
Series PT 1900, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,290,000	12,290,000
Series ROC II R2102, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	995,000	995,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,610,000	5,610,000
Series PT 1560, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,965,000	5,965,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 96 3001, 3.22% (Liquidity Facility Citibank NA, New York) (c)(f)	3,100,000	3,100,000
Series FRRI L8, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,700,000	5,700,000
Series MS 1196, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,700,000	3,700,000
Series MSTC 01 174, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,500,000	11,500,000
Series PT 2509, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,480,000	7,480,000
Series PT 3272, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	2,500,000	2,500,000
TRAN:
Series 2005 A, 4% 6/23/06	4,260,000	4,269,685
4.5% 6/23/06	30,400,000	30,525,092
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.16%, LOC JPMorgan Chase Bank, VRDN (c)	3,000,000	3,000,000
Series 2004 A3, 3.14%, LOC Fleet Nat'l. Bank, VRDN (c)	1,900,000	1,900,000
Series 2004 A4, 3.15%, LOC Wachovia Bank NA, VRDN (c)	4,255,000	4,255,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series AAB 00 6, 3.19% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	7,980,000	7,980,000
Series CRVS 05 9, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series EGL 00 3002, 3.22% (Liquidity Facility Citibank NA, New York) (c)(f)	$5,830,000	$5,830,000
Series EGL 03 47, 3.22% (Liquidity Facility Citibank NA, New York) (c)(f)	6,100,000	6,100,000
Series Merlots 00 EEE, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	19,200,000	19,200,000
Series MS 03 835, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	6,595,000	6,595,000
Series MS 995, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,401,000	4,401,000
Series PA 667, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995,000	4,995,000
Series PA 670, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,000,000	4,000,000
Series PA 751, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,995,000	9,995,000
Series PT 2096, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,900,000	3,900,000
Series PT 2105, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	780,000	780,000
Series PT 2129, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,000,000	8,000,000
Series PT 2493, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	4,980,000	4,980,000
Series PT 3194, 3.21% (Liquidity Facility DEPFA BANK PLC) (c)(f)	10,000,000	10,000,000
Series ROC II R318, 3.22% (Liquidity Facility Citibank NA) (c)(f)	2,000,000	2,000,000
Series ROC II R4017, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	7,875,000	7,875,000
Series ROC II R4032, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	5,240,000	5,240,000
Series ROC II R6042, 3.22% (Liquidity Facility Citibank NA) (c)(f)	3,275,000	3,275,000
Series 1991 D, 3.15% (FGIC Insured), VRDN (c)	3,100,000	3,100,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 3.21% (Liquidity Facility Bank of America NA) (c)(f)	3,500,000	3,500,000
Series EGL 20030034 Class A, 3.22% (Liquidity Facility Citibank NA, New York) (c)(f)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series IXIS 05 6, 3.21% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(f)	$3,800,000	$3,800,000
Series MS 00 203, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,895,000	4,895,000
Series MS 00 224, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	1,695,000	1,695,000
Series MS 963D, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	2,300,000	2,300,000
Series MS 967, 3.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,000,000	3,000,000
Series MT 72, 3.21% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	3,750,000	3,750,000
Series PA 958P, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995,000	4,995,000
Series PT 1723, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,710,000	5,710,000
Series PT 1751, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,990,000	6,990,000
Series PT 1926, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,960,000	1,960,000
Series PT 2363A, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,380,000	11,380,000
Series PT 2402, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	14,020,000	14,020,000
Series PT 2500, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	4,480,000	4,480,000
Series PT 2572, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,880,000	1,880,000
Series PT 3291, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,000,000	11,000,000
Series Putters 1142, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,500,000	1,500,000
Series Putters 1149, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,585,000	4,585,000
Series Putters 503, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,295,000	1,295,000
Series Putters 504, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350,000	5,350,000
Series Putters 725, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,035,000	1,035,000
Series Putters 795, 3.22% (Liquidity Facility Dresdner Bank AG) (c)(f)	10,915,000	10,915,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series Putters 820, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$5,080,000	$5,080,000
Series Putters 825, 3.22% (Liquidity Facility Dresdner Bank AG) (c)(f)	1,065,000	1,065,000
Series ROC II R7516, 3.22% (Liquidity Facility Citibank NA) (c)(f)	3,325,000	3,325,000
Series Stars 129, 3.21% (Liquidity Facility BNP Paribas SA) (c)(f)	3,000,000	3,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,150,000	4,150,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	3,300,000	3,314,954
Passaic County Gen. Oblig. BAN 4% 6/14/06	4,614,000	4,623,430
Princeton Township Gen. Oblig. BAN 4% 3/30/06	5,800,000	5,803,687
Randolph Township Gen. Oblig. BAN 4% 9/6/06	7,680,000	7,715,870
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 3.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,400,000	2,400,000
Trenton Gen. Oblig. BAN 4% 10/13/06	8,600,000	8,642,812
Washington Township Board of Ed. Mercer County Participating VRDN Series PT 2808, 3.21% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,880,000	3,880,000
		647,169,958
New Jersey/Pennsylvania - 3.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,910,000	3,910,000
Series Merlots 00 K, 3.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,900,000	13,900,000
Series PA 606, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,900,000	7,900,000
Series SG 53, 3.21% (Liquidity Facility Societe Generale) (c)(f)	5,700,000	5,700,000
		31,410,000
New York & New Jersey - 5.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 3.21% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	6,670,000	6,670,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series EGL 03 59 Class A, 3.22% (Liquidity Facility Citibank NA, New York) (c)(f)	$5,000,000	$5,000,000
Series PA 1251, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,900,000	1,900,000
Series ROC II R319, 3.22% (Liquidity Facility Citibank NA) (c)(f)	4,735,000	4,735,000
Series 1992 2, 3.23%, VRDN (c)(g)	6,900,000	6,900,000
Series 1997 1, 3.23%, VRDN (c)(g)	8,900,000	8,900,000
Series 1997 2, 3.23%, VRDN (c)(g)	10,400,000	10,400,000
Series 2004 1, 3.2%, VRDN (c)	2,000,000	2,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Series 3, 2.98%, VRDN (c)	4,650,000	4,650,000
		51,155,000
Puerto Rico - 11.9%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series LB 05 F2, 3.28% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000,000	5,000,000
Series Merlots 00 EE, 3.2% (Liquidity Facility Wachovia Bank NA) (c)(f)	900,000	900,000
Series Merlots 03 A44, 3.2% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,000,000	5,000,000
Series MT 218, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,600,000	3,600,000
Series PA 620, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,920,000	1,920,000
Series PA 774R, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,770,000	1,770,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	5,600,000	5,628,591
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series EGL 7053018, 3.21% (Liquidity Facility Citibank NA) (c)(f)	9,000,000	9,000,000
Series MACN 05 N, 3.18% (Liquidity Facility Bank of America NA) (c)(f)	2,100,000	2,100,000
Series Merlots 00 FFF, 3.2% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,720,000	2,720,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series CRVS 05 10, 3.19% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$2,105,000	$2,105,000
Series PT 2881, 3.17% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,355,000	16,355,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1223, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,200,000	6,200,000
Series Putters 147, 3.17% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000,000	1,000,000
Series Putters 681, 3.17% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,745,000	1,745,000
Series Putters 866, 3.17% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,050,000	1,050,000
Series RobIns 16, 3.18% (Liquidity Facility Bank of New York, New York) (c)(f)	2,165,000	2,165,000
Series ROC 2 99 3, 3.21% (Liquidity Facility Citibank NA) (c)(f)	2,175,000	2,175,000
Series SGA 43, 3.17% (Liquidity Facility Societe Generale) (c)(f)	4,310,000	4,310,000
Puerto Rico Govt. Dev. Bank 3.25% 7/24/06, LOC Societe Generale (a)	18,000,000	18,000,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (c)	4,330,000	4,332,122
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.28%, LOC Banco Santander Central Hispano SA, VRDN (c)	1,550,000	1,550,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN:
Series MS 968, 3.19% (Liquidity Facility Morgan Stanley) (c)(f)	7,685,000	7,685,000
Series Stars 97, 3.17% (Liquidity Facility BNP Paribas SA) (c)(f)	1,600,000	1,600,000
		107,910,713
Municipal Securities - continued
	Shares	Value
Other - 4.6%
Fidelity Tax-Free Cash Central Fund, 3.16% (d)(e)	42,224,900	$42,224,900
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $884,835,571)		884,835,571
NET OTHER ASSETS - 2.8%		25,821,165
NET ASSETS - 100%		$910,656,736
Security Type Abbreviations
BAN-BOND ANTICIPATION NOTE
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,000,000 or 2.0% of net assets.

(b)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f)Provides evidence of ownership in one or more underlying municipal bonds.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 3.23%, VRDN	2/14/92	$6,900,000
1997 1, 3.23%, VRDN	8/9/02	$8,900,000
1997 2, 3.23%, VRDN	9/15/97	$10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$314,702
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $884,835,571.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2006

CTM-QTLY-0406

1.814096.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value
Connecticut - 73.2%
Bethel Gen. Oblig. BAN 4% 8/1/06	$15,000,000	$15,061,594
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.22% (Liquidity Facility Citibank NA) (a)(f)	2,865,000	2,865,000
Series ROC II R45, 3.22% (Liquidity Facility Citibank NA) (a)(f)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 3.21% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 3.19%, LOC JPMorgan Chase Bank, VRDN (a)	18,500,000	18,500,000
Connecticut Dev. Auth. Indl. Dev. Rev. (W.E. Bassett Co. Proj.) Series 1986, 3.15%, LOC Fleet Bank NA, VRDN (a)(d)	200,000	200,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
3.09% tender 3/3/06, CP mode	3,000,000	3,000,000
3.2% tender 4/3/06, CP mode	10,000,000	10,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.22%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds:
Series 1996 A, 5.625% 5/15/13 (Pre-Refunded to 5/15/06 @ 101) (e)	5,000,000	5,074,506
Series 2003 G, 5% 3/15/06	5,500,000	5,503,842
Series 2005 D, 5% 11/15/06	13,800,000	13,982,725
Participating VRDN:
Series 03 11, 3.22% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Series BA 02 A, 3.21% (Liquidity Facility Bank of America NA) (a)(f)	4,815,000	4,815,000
Series EGL 01 701, 3.22% (Liquidity Facility Citibank NA, New York) (a)(f)	20,000,000	20,000,000
Series EGL 03 11, 3.22% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Series EGL 7050017 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(f)	22,100,000	22,100,000
Series Floaters 01 681, 3.2% (Liquidity Facility Morgan Stanley) (a)(f)	10,280,000	10,280,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series IXIS 05 17, 3.2% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(f)	$11,350,000	$11,350,000
Series MS 00 514, 3.2% (Liquidity Facility Morgan Stanley) (a)(f)	9,695,000	9,695,000
Series MS 01 571, 3.2% (Liquidity Facility Morgan Stanley) (a)(f)	24,575,000	24,575,000
Series MS 1053, 3.2% (Liquidity Facility Morgan Stanley) (a)(f)	12,030,000	12,030,000
Series PA 888R, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995,000	4,995,000
Series PT 1246, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,100,000	6,100,000
Series PT 1409, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,340,000	12,340,000
Series PT 1803, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,990,000	9,990,000
Series PT 2532, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,310,000	5,310,000
Series PT 2693, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	42,520,000	42,519,999
Series Putters 291, 3.21% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	13,080,000	13,080,000
Series Putters 320, 3.21% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	6,670,000	6,670,000
Series Putters 432, 3.21% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,470,000	2,470,000
Series ROC II R1064, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,790,000	6,790,000
Series ROC II R3013, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,275,000	5,275,000
Series ROC II R4009, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	18,725,000	18,725,000
Series ROC II R4048, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,190,000	5,190,000
Series 2004 A, 3.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,885,000	11,885,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1:
3.23% tender 3/2/06, CP mode	7,000,000	7,000,000
3.25% tender 3/2/06, CP mode	6,500,000	6,500,000
Series S2, 3.1% tender 3/14/06, CP mode	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series AAB 05 59, 3.21% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	$17,495,000	$17,495,000
Series EGL 02 6027, 3.22% (Liquidity Facility Citibank NA, New York) (a)(f)	7,305,000	7,305,000
Series EGL 04 19, 3.22% (Liquidity Facility Citibank NA) (a)(f)	14,850,000	14,850,000
Series LB 05 K6, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	9,230,000	9,230,000
Series ROC II R470, 3.22% (Liquidity Facility Citibank NA) (a)(f)	3,125,000	3,125,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.16%, VRDN (a)	2,490,000	2,490,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.17%, LOC Fleet Bank NA, VRDN (a)	2,520,000	2,520,000
(Greenwich Family YMCA Proj.) Series A, 3.18%, LOC Bank of New York, New York, VRDN (a)	5,000,000	5,000,000
(Univ. of New Haven Proj.) Series 2005 E, 3.18%, LOC Wachovia Bank NA, VRDN (a)	12,000,000	12,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 3.21% (Liquidity Facility Bank of America NA) (a)(d)(f)	19,995,000	19,995,000
Series LB 05 L14, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	9,000,000	9,000,000
Series MT 37, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	36,355,000	36,355,000
Series MT 38, 3.23% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	13,200,000	13,200,000
Series MT 63, 3.23% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	5,690,000	5,690,000
Series PT 2337, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,330,000	3,330,000
Series PT 2817, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,735,000	6,735,000
Series ROC II R402, 3.26% (Liquidity Facility Citibank NA) (a)(d)(f)	3,895,000	3,895,000
Series 1990 C, 3.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	7,295,000	7,295,000
Series 1990 D, 3.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	13,007,000	13,007,000
Series 2001 A3, 3.2% (AMBAC Insured), VRDN (a)(d)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Series 2002 A3, 3.21% (AMBAC Insured), VRDN (a)(d)	$20,000,000	$20,000,000
Series 2002 B3, 3.2% (AMBAC Insured), VRDN (a)(d)	35,900,000	35,900,000
Series 2002 F2, 3.18% (AMBAC Insured), VRDN (a)(d)	31,060,000	31,060,000
Subseries 2005 A4, 3.2% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Subseries 2005 B2, 3.18% (AMBAC Insured), VRDN (a)(d)	3,645,000	3,645,000
Subseries 2005 D5, 3.21% (AMBAC Insured), VRDN (a)(d)	14,470,000	14,470,000
Subseries E4, 3.21% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds Series MT 75, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	13,790,000	13,790,000
Participating VRDN:
Series MS 01 735, 3.2% (Liquidity Facility Morgan Stanley) (a)(f)	8,000,000	8,000,000
Series PA 1039R, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,530,000	3,530,000
Series PA 966R, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,495,000	4,495,000
Series Putters 612, 3.21% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	5,230,000	5,230,000
Series ROC II R122, 3.22% (Liquidity Facility Citibank NA) (a)(f)	12,265,000	12,265,000
Series ROC II R4068 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	4,980,000	4,980,000
(Trans. Infrastructure Proj.):
Series 1, 3.19% (FSA Insured), VRDN (a)	23,150,000	23,150,000
Series 2003 1, 3.2% (AMBAC Insured), VRDN (a)	37,625,000	37,625,000
Series 2000 1, 3.17% (FGIC Insured), VRDN (a)	8,165,000	8,165,000
Series 2003 2, 3.2% (AMBAC Insured), VRDN (a)	38,115,000	38,115,000
New Fairfield Gen. Oblig. BAN 4% 4/27/06	4,200,000	4,206,998
New Haven Gen. Oblig. Series A:
3.05% 3/8/06, LOC Landesbank Hessen-Thuringen, CP	4,130,000	4,130,000
3.08% 3/7/06, LOC Landesbank Hessen-Thuringen, CP	4,000,000	4,000,000
3.11% 3/8/06, LOC Landesbank Hessen-Thuringen, CP	2,400,000	2,400,000
3.13% 3/9/06, LOC Landesbank Hessen-Thuringen, CP	1,500,000	1,500,000
3.14% 4/7/06, LOC Landesbank Hessen-Thuringen, CP	7,500,000	7,500,000
3.18% 3/9/06, LOC Landesbank Hessen-Thuringen, CP	3,680,000	3,680,000
Plainfield Gen. Oblig. BAN 4.25% 10/10/06	9,000,000	9,048,404
Reg'l. School District #10 BAN 4% 8/14/06	9,000,000	9,043,753
Reg'l. School District #4 BAN 4% 9/15/06	5,100,000	5,119,422
Reg'l. School District #8 BAN 4% 1/18/07	6,740,000	6,780,969
Ridgefield Gen. Oblig. BAN 4.25% 12/14/06	6,430,000	6,475,607
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Tolland Gen. Oblig. BAN 4% 9/15/06	$9,800,000	$9,841,130
Univ. of Connecticut Participating VRDN Series PA 1255, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,850,000	2,850,000
Vernon Gen. Oblig. BAN 4.5% 2/15/07	8,350,000	8,435,342
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 3.22% (Liquidity Facility Citibank NA) (a)(f)	1,860,000	1,860,000
		1,000,396,291
Puerto Rico - 15.5%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series CDC 04 A, 3.17% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(f)	15,770,000	15,770,000
Series Merlots 00 EE, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,395,000	9,395,000
Series Merlots 03 A44, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,935,000	3,935,000
Series MS 975, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	10,000,000	10,000,000
Series PA 1225, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,060,000	9,060,000
Series Putters 441, 3.17% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,000,000	4,000,000
Series ROC II R185, 3.21% (Liquidity Facility Citibank NA) (a)(f)	4,000,000	4,000,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	13,300,000	13,368,740
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series Floaters 05 20, 3.19% (Liquidity Facility BNP Paribas SA) (a)(f)	8,630,000	8,630,000
Series MS 969, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	3,910,000	3,910,000
3.21% (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Floaters 05 21, 3.19% (Liquidity Facility BNP Paribas SA) (a)(f)	9,135,000	9,135,000
Series MACN 05 N, 3.18% (Liquidity Facility Bank of America NA) (a)(f)	3,500,000	3,500,000
Series Merlots 00 FFF, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,940,000	5,940,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series Merlots 05 A20, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	$4,115,000	$4,115,000
Series Merlots 98 B8, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,145,000	5,145,000
Series Merlots C4, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	15,560,000	15,560,000
Series PA 1358, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,000,000	5,000,000
Series RobIns 14, 3.18% (Liquidity Facility Bank of New York, New York) (a)(f)	10,975,000	10,975,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	3,060,000	3,060,000
Participating VRDN:
Series CRVS 05 10, 3.19% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	15,495,000	15,495,000
Series EGL 00 5101, 3.21% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
Series Merlots 00 A15, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,095,000	12,095,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	3,580,000	3,580,000
Series Merlots A40, 3.2% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,670,000	4,670,000
Series MSDW 00 482, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	7,170,000	7,170,000
Series Putters 147, 3.17% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,100,000	1,100,000
Series Putters 866, 3.17% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,000,000	3,000,000
Series RobIns 16, 3.18% (Liquidity Facility Bank of New York, New York) (a)(f)	4,200,000	4,200,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.28%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,800,000	1,800,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	2,335,000	2,335,000
		212,343,740
Municipal Securities - continued
	Shares	Value
Other - 6.9%
Fidelity Municipal Cash Central Fund, 3.16% (b)(c)	94,079,026	$94,079,026
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $1,306,819,057)		1,306,819,057
NET OTHER ASSETS - 4.4%		59,455,672
NET ASSETS - 100%		$1,366,274,729
Security Type Abbreviations
BAN-BOND ANTICIPATION NOTE
CP-COMMERCIAL PAPER
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)Security collateralized by an amount sufficient to pay interest and principal.
(f)Provides evidence of ownership in one or more underlying municipal bonds.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,850,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Rev. Bonds Series MT 75, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/1/05 - 4/4/05	$13,790,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/27/05	$3,060,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$557,146
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,306,819,057.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

February 28, 2006

SFM-QTLY-0406

1.814097.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Arizona - 0.4%
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$3,805,000	$3,805,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.43%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
		7,005,000
Colorado - 1.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.26% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,500,000	1,500,000
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.33% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	9,475,000	9,475,000
Series LB 05 F4, 3.33% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	6,710,000	6,710,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.29% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,445,000	4,445,000
		22,130,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.11%, VRDN (a)(b)	1,500,000	1,500,000
Series 1999 B, 3.38%, VRDN (a)(b)	900,000	900,000
		2,400,000
Florida - 81.4%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev. Participating VRDN Series Putters 657, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,595,000	1,595,000
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.24%, LOC Citibank NA, VRDN (a)(b)	5,700,000	5,700,000
(Wickham Club Apts. Proj.) Series A, 3.27%, LOC SouthTrust Bank NA, VRDN (a)(b)	7,405,000	7,405,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$4,330,000	$4,330,000
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series Putters 638, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,485,000	2,485,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,275,000	5,275,000
Series PT 2417, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,300,000	5,300,000
Series Stars 93, 3.26% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,395,000	3,395,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 3.21%, LOC Wachovia Bank NA, VRDN (a)	14,000,000	14,000,000
(Pinnacle Village Apts. Proj.) 3.27%, LOC Citibank NA, VRDN (a)(b)	9,200,000	9,200,000
Broward County Gen. Oblig. Participating VRDN Series Merlots 04 B9, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,605,000	5,605,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,210,000	1,210,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.25% (AMBAC Insured), VRDN (a)(b)	7,900,000	7,900,000
Broward County School Board Ctfs. of Prtn. Participating VRDN Series DB 150, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	11,690,000	11,690,000
Cape Coral Gen. Oblig. 3.23% 3/31/06, LOC Bank of America NA, CP	2,980,000	2,980,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.27%, LOC Key Bank NA, VRDN (a)(b)	10,405,000	10,405,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.33% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,095,000	4,095,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 17, 3.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	12,307,000	12,307,000
Series Clipper 05 41, 3.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	10,275,000	10,275,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(b)	$2,670,000	$2,670,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.22%, LOC Fannie Mae, VRDN (a)(b)	6,800,000	6,800,000
(Summer Lakes Phase II Apts. Proj.) 3.25%, LOC Citibank NA, VRDN (a)(b)	12,000,000	12,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN:
Series PT 2277, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,895,000	3,895,000
Series PT 2295, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,965,000	6,965,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.3% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	28,475,000	28,475,000
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,195,000	5,195,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 3.3% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,565,000	1,565,000
Series PT 519, 3.26% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,660,000	1,660,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.33% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	3,965,000	3,965,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.22% (Liquidity Facility Citibank NA, New York) (a)(c)	6,100,000	6,100,000
Series EGL 00 902, 3.22% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 03 25, 3.22% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(c)	3,875,000	3,875,000
Series EGL 7050031 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
Series MSDW 00 374, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	13,665,000	13,665,000
Series PT 1223, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series Putters 137, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	16,040,000	16,040,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906, 3.22% (Liquidity Facility Citibank NA, New York) (a)(c)	$3,000,000	$3,000,000
Series PT 1687, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,800,000	16,800,000
Series Putters 222, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500,000	3,500,000
Series ROC II R4521, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,460,000	2,460,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054, 3.22% (Liquidity Facility Citibank NA) (a)(c)	17,840,000	17,840,000
Series PT 2979, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000,000	10,000,000
Series ROC II R6037, 3.22% (Liquidity Facility Citibank NA) (a)(c)	3,315,000	3,315,000
Series ROC II R7013, 3.22% (Liquidity Facility Citibank NA) (a)(c)	3,410,000	3,410,000
Series SGB 06 63, 3.22% (Liquidity Facility Societe Generale) (a)(c)	10,800,000	10,800,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	10,780,000	10,780,000
Series MS 01 634, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	16,370,000	16,370,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series MS 1128, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Series Putters 1074, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,000,000	11,000,000
Series ROC II R314, 3.22% (Liquidity Facility Citibank NA) (a)(c)	7,145,000	7,145,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,180,000	1,180,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.35%, LOC Wachovia Bank NA, VRDN (a)(b)	1,895,000	1,895,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.5%, LOC Wachovia Bank NA, VRDN (a)(b)	760,000	760,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	$15,590,000	$15,590,000
Participating VRDN:
Series MS 98 117, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	2,245,000	2,245,000
Series ROC II R4070, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	12,885,000	12,885,000
Series ROC II R7507, 3.22% (Liquidity Facility Citibank NA) (a)(c)	2,630,000	2,630,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,090,000	5,090,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.22%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.23%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Mill Creek Apts. Proj.) 3.22%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.22%, LOC Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.3% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,975,000	1,975,000
Series LB 04 L74J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	6,640,000	6,640,000
Series LB 04 L9, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	8,015,000	8,015,000
(Riverside Apts. Proj.) Series 2000 1, 3.25%, LOC Bank of America NA, VRDN (a)(b)	5,735,000	5,735,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.26%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 3.24%, LOC Fannie Mae, VRDN (a)(b)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.22%, LOC Fannie Mae, VRDN (a)(b)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
2.85% 3/10/06, LOC Wachovia Bank NA, CP	15,490,000	15,490,000
3.2% 3/10/06, LOC Wachovia Bank NA, CP	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Local Govt. Fin. Auth. Rev.: - continued
Series B:
3.2% 4/13/06, LOC Wachovia Bank NA, CP (b)	$1,399,000	$1,399,000
3.45% 3/30/06, LOC Wachovia Bank NA, CP (b)	6,025,000	6,025,000
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,805,000	6,805,000
Series Putters 1084, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,720,000	5,720,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,595,000	9,595,000
Series PT 1981, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Series PT 2319, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,175,000	5,175,000
Series 2002 E, 3.25% (FSA Insured), VRDN (a)(b)	29,910,000	29,910,000
Series 2003 B:
3.05% 3/2/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (b)	5,000,000	5,000,000
3.18% 3/9/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (b)	7,650,000	7,650,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,555,000	3,555,000
Series MS 1060, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,555,000	4,555,000
Series PT 2723, 3.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	3,490,000	3,490,000
Series PT 2725, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,300,000	5,300,000
Series Putters 930, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,695,000	3,695,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.22%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.25%, LOC Bank of America NA, VRDN (a)(b)	7,225,000	7,225,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Meridian Pointe Apts. proj.) 3.24%, LOC Citibank NA, VRDN (a)(b)	$6,600,000	$6,600,000
(Mobley Park Apts. Proj.) Series A, 3.24%, LOC Freddie Mac, VRDN (a)(b)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 3.22%, LOC Fannie Mae, VRDN (a)(b)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 3.24%, LOC Fannie Mae, VRDN (a)(b)	4,530,000	4,530,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
3.29%, LOC Bank of America NA, VRDN (a)(b)	20,000	20,000
3.4%, LOC Bank of America NA, VRDN (a)(b)	600,000	600,000
Hillsborough County Port District Participating VRDN:
Series MS 1019, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,866,000	2,866,000
Series PT 2571, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,365,000	4,365,000
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,105,000	14,105,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,750,000	2,750,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 2.8% tender 3/3/06, LOC Wachovia Bank NA, CP mode	11,800,000	11,800,000
Series 1989, 2.8% tender 3/3/06, LOC Wachovia Bank NA, CP mode	5,250,000	5,250,000
Series 1990, 2.8% tender 3/3/06, LOC Wachovia Bank NA, CP mode	4,500,000	4,500,000
Series 1985, 3.28%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.25%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.24%, LOC Bank of America NA, VRDN (a)(b)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 3.12% tender 4/6/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	10,000,000	10,000,000
Series C1, 3.18% 4/7/06 (Liquidity Facility JPMorgan Chase Bank), CP	18,700,000	18,700,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Augustine Apts. Proj.) 3.23%, LOC Fannie Mae, VRDN (a)	$3,335,000	$3,335,000
(Brookwood Forest Apts. Proj.) 3.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.2% tender 3/8/06, CP mode	10,000,000	10,000,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,880,000	1,880,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,995,000	6,995,000
Series MS 01 811, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,000,000	3,000,000
Series ROC II R14, 3.25% (Liquidity Facility Citibank NA) (a)(b)(c)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev.:
Bonds (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640,000	2,647,079
(Lee Memorial Health Sys. Proj.) Series 1992 B, 3.22%, VRDN (a)	22,000,000	22,000,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	13,240,000	13,240,000
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 3.24% (Radian Asset Assurance, Inc. Insured), VRDN (a)	12,000,000	12,000,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 3.25%, LOC SunTrust Banks, Inc., VRDN (a)(b)	3,655,000	3,655,000
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,720,000	12,720,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 3.02%, VRDN (a)	15,200,000	15,200,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series LB O5 L23, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,655,000	7,655,000
Series MS 1253, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,500,000	2,500,000
Series PT 3246, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,225,000	1,225,000
Series PT 3247, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,800,000	15,800,000
Series TOC 05 II, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)(c)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev. Participating VRDN: - continued
Series TOC 06 B, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)(c)	$13,000,000	$13,000,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN:
Series PT 3268, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,990,000	3,990,000
Series TOC 05 Z9, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	13,960,000	13,960,000
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,775,000	5,775,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,995,000	7,995,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)(d)	6,055,000	6,055,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 3.25%, LOC Citibank NA, VRDN (a)(b)	8,700,000	8,700,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 3.25% (AMBAC Insured), VRDN (a)(b)	13,450,000	13,450,000
(Badia Spices, Inc. Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(b)	5,400,000	5,400,000
(Cigarette Boats Racing Team Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(b)	2,440,000	2,440,000
(Tarmac America Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(b)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series A, 3.5% 4/1/06 (AMBAC Insured)	2,225,000	2,226,477
Participating VRDN:
Series PT 845, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Participating VRDN:
Series Putters 534, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$3,195,000	$3,195,000
Series ROC II R4022, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,170,000	4,170,000
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,960,000	1,960,000
Miramar Cap. Impt. Rev. Participating VRDN Series ROC II R3044, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,655,000	7,655,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.3%, LOC Wachovia Bank NA, VRDN (a)(b)	1,600,000	1,600,000
3.3%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 3.31%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,515,000	1,515,000
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.):
Series 2006 A, 3.25% (Radian Asset Assurance, Inc. Insured), VRDN (a)	13,500,000	13,500,000
Series 2006 B, 3.25% (Radian Asset Assurance, Inc. Insured), VRDN (a)	11,300,000	11,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 164, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,715,000	10,715,000
Series PT 2411, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,200,000	15,200,000
Series PT 919, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.25%, LOC Citibank NA, VRDN (a)(b)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.22%, LOC Fannie Mae, VRDN (a)(b)	8,360,000	8,360,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.32%, LOC Nat'l. City Bank, VRDN (a)(b)	2,475,000	2,475,000
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,685,000	9,685,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 738, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$1,745,000	$1,745,000
Series ROC II R7501, 3.22% (Liquidity Facility Citibank NA) (a)(c)	4,160,000	4,160,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.24%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Emerald Bay Club Apts. Proj.) 3.21%, LOC Wachovia Bank NA, VRDN (a)	6,500,000	6,500,000
(Renaissance Apts. Proj.) 3.24%, LOC Fannie Mae, VRDN (a)(b)	18,500,000	18,500,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,355,000	4,355,000
Palm Beach County Rev. (Zoological Society of Palm Beach Proj.) 3.24%, LOC Northern Trust Co., Chicago, VRDN (a)	3,900,000	3,900,000
Palm Beach County School District 3.15% 4/6/06, LOC Bank of America NA, CP	5,000,000	5,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.29%, LOC Bank of America NA, VRDN (a)(b)	2,055,000	2,055,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,840,000	3,840,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.27% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(b)(c)	5,465,000	5,465,000
Series MT 66, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	16,945,000	16,945,000
Series MT 9, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,155,000	5,155,000
Series PT 2239, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,360,000	9,360,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.24%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.25%, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,020,000	3,020,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H3, 2.8%, tender 3/15/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	$6,000,000	$6,000,000
Series 1984 H4, 2.8%, tender 3/15/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	3,000,000	3,000,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	13,565,000	13,565,000
Series 1984 H2, 3.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	9,915,000	9,915,000
Series 1984 S, 3.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,240,000	4,240,000
Reedy Creek Impt. District Participating VRDN Series Putters 902, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,160,000	7,160,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN Series ROC II R4027, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,820,000	2,820,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.24%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	10,740,000	10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,365,000	5,365,000
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,880,000	2,880,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,520,000	4,520,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,695,000	5,695,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 3.29%, LOC SunTrust Banks, Inc., VRDN (a)	2,655,000	2,655,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.15% 3/8/06 (AMBAC Insured) (FGIC Insured), CP	16,800,000	16,800,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series G:
3.1% 3/7/06 (FGIC Insured), CP (b)	$7,500,000	$7,500,000
3.12% 3/9/06 (FGIC Insured), CP	18,980,000	18,980,000
3.14% 3/7/06 (FGIC Insured), CP (b)	9,000,000	9,000,000
3.15% 3/7/06 (FGIC Insured), CP (b)	18,500,000	18,500,000
3.16% 3/8/06 (FGIC Insured), CP (b)	16,900,000	16,900,000
3.33% 4/5/06 (FGIC Insured), CP (b)	4,000,000	4,000,000
Series I, 3.2% 4/7/06 (CIFG North America Insured), CP (b)	10,000,000	10,000,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,595,000	2,595,000
Series Putters 607, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,295,000	2,295,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.3%, LOC Wachovia Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN:
Series Merlots 01 A130, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,915,000	9,915,000
Series MS 98 112, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	5,745,000	5,745,000
3.24%, LOC Bank of America NA, VRDN (a)(b)	10,315,000	10,315,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,330,000	3,330,000
Volusia County Health Facilities Auth. Rev. Participating VRDN Series MT 151, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	24,040,000	24,040,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.24%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	22,507,000	22,507,000
		1,522,257,556
Georgia - 0.7%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.33%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	3,290,000	3,290,000
Series 2000 C, 3.33%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.29%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$840,000	$840,000
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series PZ 97, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,885,000	5,885,000
		12,815,000
Illinois - 0.7%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,500,000	1,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROC II R70, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 3.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,595,000	2,595,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,045,000	2,045,000
Will County School District #122 Participating VRDN Series PZ 59, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,130,000	5,130,000
		13,470,000
Indiana - 0.2%
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 05 P, 3.26% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,125,000	3,125,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	255,000	255,000
		3,480,000
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
Louisiana - 1.8%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,245,000	3,245,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$1,327,000	$1,327,000
Participating VRDN Series Clipper 05 11, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,774,000	3,774,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.3%, VRDN (a)(b)	6,250,000	6,250,000
3.3%, VRDN (a)(b)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.3% tender 3/8/06, CP mode	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.14%, VRDN (a)(b)	3,800,000	3,800,000
Series 1994 B, 3.1%, VRDN (a)	2,000,000	2,000,000
Series 1995, 3.14%, VRDN (a)(b)	5,150,000	5,150,000
		33,846,000
Maine - 0.1%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,180,000	2,180,000
Maryland - 0.4%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	7,835,000	7,835,000
Michigan - 0.4%
Detroit Gen. Oblig. RAN 4% 4/3/06	5,000,000	5,003,300
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT 115, 3.26% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	2,735,000	2,735,000
		7,738,300
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,755,000	1,755,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.2%
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.43%, VRDN (a)(b)	$2,600,000	$2,600,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(b)	395,000	395,000
		2,995,000
New Hampshire - 0.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,077,000	4,077,000
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,100,000	4,100,000
New York - 0.9%
New York City Gen. Oblig. Participating VRDN Series Putters 1221, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,860,000	17,860,000
Non State Specific - 0.3%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,640,000	3,640,000
Series Clipper 05 7, 3.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,700,000	1,700,000
		5,340,000
North Carolina - 1.1%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.15%, VRDN (a)(b)	1,900,000	1,900,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,100,000	2,100,000
Series LB 03 L44J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,800,000	1,800,000
Univ. of North Carolina at Chapel Hill Rev. 3.1% 4/6/06, CP	15,000,000	15,000,000
		20,800,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.1%
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 3.48%, VRDN (a)(b)	$1,300,000	$1,300,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(b)	590,000	590,000
		1,890,000
Oklahoma - 0.5%
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 855, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,340,000	5,340,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,455,000	3,455,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	290,000	290,000
		9,085,000
Oregon - 0.1%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania - 0.7%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.3%, VRDN (a)	3,600,000	3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	7,300,000	7,300,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.43%, VRDN (a)(b)	1,600,000	1,600,000
		12,500,000
South Carolina - 0.6%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.12%, VRDN (a)	2,600,000	2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series BA 01 L, 3.33% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,595,000	2,595,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 3.28%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.33% tender 4/4/06, CP mode	5,100,000	5,100,000
		11,495,000
Municipal Securities - continued
	Principal Amount	Value
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$2,205,000	$2,205,000
Series LB 04 L67 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,290,000	3,290,000
		5,495,000
Tennessee - 0.7%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series PA 1348, 3.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000,000	6,000,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,350,000	2,350,000
Series LB L32J, 3.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,980,000	3,980,000
		12,330,000
Texas - 1.7%
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.14%, VRDN (a)(b)	1,000,000	1,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series ROC II 251, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest Villas Apts. Proj.) 3.31%, LOC Wachovia Bank NA, VRDN (a)(b)	4,800,000	4,800,000
Houston Gen. Oblig. Participating VRDN Series Putters 1151, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,310,000	6,310,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	800,000	800,000
Texas Gen. Oblig. TRAN 4.5% 8/31/06	16,000,000	16,116,798
		31,551,798
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 3.31% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,095,000	2,095,000
Virginia - 0.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.27% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.15% tender 3/9/06, CP mode (b)	$1,200,000	$1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.24% tender 3/27/06, CP mode	4,000,000	4,000,000
3.25% tender 3/24/06, CP mode	4,000,000	4,000,000
Series 1987, 3.1% tender 3/9/06, CP mode	2,100,000	2,100,000
		12,600,000
Washington - 0.1%
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Fairwinds Redmond Proj.) Series A, 3.31%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
West Virginia - 0.2%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,640,000	4,640,000
Wisconsin - 0.8%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.48%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,070,000	1,070,000
Wisconsin Gen. Oblig. Series 2006 A, 3.25% 4/4/06, CP	10,000,000	10,000,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series ROC II R367, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	3,745,000	3,745,000
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series MT 106, 3.27% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	725,000	725,000
		15,540,000
	Shares
Other - 2.2%
Fidelity Municipal Cash Central Fund, 3.16% (e)(f)	40,483,300	40,483,300
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,862,388,954)		1,862,388,954
NET OTHER ASSETS - 0.4%		6,970,642
NET ASSETS - 100%		$1,869,359,596
Security Type Abbreviations
CP-COMMERCIAL PAPER
RAN-REVENUE ANTICIPATION NOTE
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Provides evidence of ownership in one or more underlying municipal bonds.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,645,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$15,590,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA)	7/17/00 - 11/12/03	$6,055,000
(e)Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$529,426
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,862,388,954.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006